Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(4)Goodwill and Intangible Assets

Goodwill and Non-amortizing Intangible Assets

	Goodwill	Cable Certificates	Other	Total
Balance at January 1, 2025	$746	550	41	1,337
Impairments	(108)	(401)	(16)	(525)
Balance at September 30, 2025	$638	149	25	812

Impairments

During the third quarter of 2025, management determined it was more likely than not that the fair value of GCI Liberty and certain of its indefinite-lived intangibles assets were less than their carrying values based on the trading price of its common stock and updated long-term forecasts for the business. With the assistance of a third-party specialist, the fair value of the cable certificates, other indefinite-lived intangible assets, and the overall fair value of the Company were determined using discounted cash flow models that incorporated projections of future operating performance (income approach) (Level 3). Impairments in the amounts of $401 million for cable certificates, $16 million for other indefinite-lived intangible assets, and $108 million for goodwill were recorded during the third quarter of 2025, in the Impairment of goodwill and intangible assets line item in the condensed consolidated statements of operations.

Based on these assessments performed during the third quarter of 2025 and the resulting impairment losses recorded, the estimated fair value of the cable certificates, other indefinite-lived intangible assets, and the overall fair value of the Company did not significantly exceed its carrying value as of September 30, 2025. As of September 30, 2025, the Company had accumulated goodwill impairment losses of $108 million.

Intangible Assets Subject to Amortization, net

	September 30, 2025			December 31, 2024
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount

	amounts in millions
Customer relationships	$515	(204)	311	515	(173)	342
Other amortizable intangible assets	177	(108)	69	165	(96)	69
Total	$692	(312)	380	680	(269)	411

Intangible assets are being amortized generally on an accelerated basis as reflected in amortization expense and in the future amortization table below.

Amortization expense for intangible assets with finite useful lives was $14 million and $15 million for the three months ended September 30, 2025 and 2024, respectively, and $43 million and $45 million for the nine months ended September 30, 2025 and 2024, respectively. Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in millions):

Remainder of 2025	$14
2026	$55
2027	$52
2028	$50
2029	$44

(4)Goodwill and Intangible Assets

Goodwill and Indefinite Lived Assets

There have been no changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023.

As presented in the accompanying combined balance sheets, cable certificates are the majority of the other significant indefinite lived intangible assets.

Intangible Assets Subject to Amortization, net

	December 31, 2024			December 31, 2023
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount

	amounts in millions
Customer relationships	$515	(173)	342	515	(132)	383
Other amortizable intangible assets	165	(96)	69	156	(78)	78
Total	$680	(269)	411	671	(210)	461

Intangible assets are being amortized generally on an accelerated basis as reflected in amortization expense and in the future amortization table below.

Amortization expense for intangible assets with finite useful lives was $60 million and $64 million for the years ended December 31, 2024 and 2023, respectively. Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in millions):

2025	$56
2026	$53
2027	$50
2028	$49
2029	$42

Impairments

The Company recorded no impairments during the years ended December 31, 2024 and 2023.